Document And Entity Information	Mar. 02, 2022
Document Information Line Items
Entity Registrant Name	AMERICA GREAT HEALTH
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001098009
Document Period End Date	Mar. 02, 2022
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	WY
Entity File Number	000-27873
Entity Tax Identification Number	98-0178621
Entity Address, Address Line One	1609 W Valley Blvd Unit 338
Entity Address, City or Town	Alhambra
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91803
City Area Code	(888)
Local Phone Number	988-1333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE